Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]

Selected Quarterly Financial Data (Unaudited)

	2011 Quarters				2010 Quarters
(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,344	$15,076	$14,804	$14,966	$12,040	$13,802	$13,620	$14,864
Gross margin	3,703	4,171	4,048	4,115	3,308	3,787	3,953	3,864
Net income attributable to common shareowners	1,012	1,318	1,324	1,325	866	1,110	1,198	1,199
Earnings per share of Common Stock:
Basic – net income	$1.13	$1.48	$1.49	$1.49	$.95	$1.22	$1.32	$1.33
Diluted – net income	$1.11	$1.45	$1.47	$1.47	$.93	$1.20	$1.30	$1.31

Comparative Stock Data (Unaudited)

	2011			2010
Common Stock	High	Low	Dividend	High	Low	Dividend
First quarter	$85.46	$77.05	$.425	$74.85	$65.01	$.425
Second quarter	$90.67	$81.19	$.480	$77.09	$62.88	$.425
Third quarter	$91.83	$67.12	$.480	$73.81	$63.62	$.425
Fourth quarter	$80.36	$66.87	$.480	$79.70	$70.23	$.425

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 23,633 registered shareholders at January 31, 2012.